Nature of the Business (Details) 10-Q	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment	1		1
Net loss	$ 16,429,430	$ 3,308,219	$ 26,661,677	$ 4,699,469
Accumulated deficit	$ 48,470,206		$ 32,040,776	$ 5,379,099